Bank Loans, Current and Non Current - Schedule of Bank Loans Represent the Amounts Due to Various Banks (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-term bank loans:
Short-term bank loans	$ 9,590	$ 4,216
Long-term bank loans:
Long-term bank loans	1,370	1,408
Loan from Xiamen International Bank [Member]
Short-term bank loans:
Short-term bank loans	2,740	2,113
Loan from China Citic Bank [Member]
Short-term bank loans:
Short-term bank loans	2,740
Loan from Bank of Beijing [Member]
Short-term bank loans:
Short-term bank loans	2,740
Loan from Huaxia Bank [Member]
Short-term bank loans:
Short-term bank loans	1,370
Loan from China Merchants Bank [Member]
Short-term bank loans:
Short-term bank loans		2,103
Loan from China Construction Bank [Member]
Long-term bank loans:
Long-term bank loans	$ 1,370	$ 1,408